Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Asset Momentum Fund

MML Blend Fund

MML Equity Rotation Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Managed Bond Fund

MML Short-Duration Bond Fund

MML Special Situations Fund

MML U.S. Government Money Market Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Asset Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Asset Momentum Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Blend Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Equity Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Equity Rotation Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML High Yield Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Inflation-Protected and Income Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Managed Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Managed Bond Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Short-Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Short-Duration Bond Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Special Situations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML Special Situations Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmlsif_SupplementTextBlock

MML SERIES INVESTMENT FUND II

MML U.S. Government Money Market Fund

Supplement dated September 12, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective September 12, 2016, Babson Capital Management LLC, subadviser to the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML Special Situations Fund, and MML U.S. Government Money Market Fund is changing its name to “Barings LLC,” and its wholly-owned subsidiary, Cornerstone Real Estate Advisers LLC, sub-subadviser to the MML Blend Fund, MML High Yield Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration-Bond Fund, is changing its name to “Barings Real Estate Advisers LLC.”

Please note that the investment objectives, management, and all other aspects of the Funds will remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE